Foreign Currency Assets and Liabilities (Details) € / shares in Units, £ / shares in Units, $ / shares in Units, $ / shares in Units, € in Thousands, £ in Thousands, $ in Thousands, $ in Thousands		Jun. 30, 2019 ARS ($) $ / shares	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2019 GBP (£) £ / shares	Jun. 30, 2019 EUR (€) € / shares	Jun. 30, 2018 ARS ($) $ / shares	Jun. 30, 2018 USD ($) $ / shares	Jun. 30, 2018 GBP (£) £ / shares	Jun. 30, 2018 EUR (€) € / shares
Statement Line Items [Line Items]
Total trade and other receivables	[1]	$ 684,375				$ 595,860
Total investments in financial assets	[1]	5,535,495				5,723,666
Total cash and cash equivalents	[1]	2,982,818				3,758,528
Total Assets	[1]	9,202,688				10,078,054
Total trade and other payables	[1]	284,367				259,059
Total borrowings	[1]	23,016,872				24,342,962
Total derivative financial instruments	[1]	26,956				411
Total Provisions	[1]	212				224
Total Liabilities	[1]	23,328,407				24,602,656
ARS [Member]
Statement Line Items [Line Items]
Trade and other receivables	[1]	$ 814				$ 36
Trade and other receivables, Exchange rate | $ / shares	[1],[2]	$ 1.20				$ 1.20
Cash and cash equivalents	[1]	$ 2				$ 3
Cash and cash equivalents, Exchange rate | $ / shares	[1],[2]	$ 1.20				$ 1.20
Trade and other payables	[1]	$ 7				$ 22
Trade and other payables, Exchange rate | $ / shares	[1],[2]	$ 1.20				$ 1.20
ARS [Member] | Amount [member]
Statement Line Items [Line Items]
Trade and other receivables	[1],[3]	$ 678				$ 678
Cash and cash equivalents	[1],[3]	2				2
Trade and other payables	[1],[3]	$ 6				$ 6
USD [Member]
Statement Line Items [Line Items]
Trade and other receivables	[1]		$ 579,334				$ 413,494
Trade and other receivables, Exchange rate | $ / shares	[1],[2]		$ 42.26				$ 42.26
Trade and other receivables with related parties	[1]		$ 100,780				$ 174,898
Trade and other receivables with related parties, Exchange rate | $ / shares	[1],[2]		$ 42.46				$ 42.46
Investments in financial assets	[1]		$ 2,784,645				$ 5,336,999
Investments in financial assets, Exchange rate | $ / shares	[1],[2]		$ 42.26				$ 42.26
Investment in financial assets with related parties	[1]		$ 2,750,850				$ 386,667
Investment in financial assets with related parties, Exchange rate | $ / shares	[1],[2]		$ 42.46				$ 42.46
Cash and cash equivalents	[1]		$ 2,982,680				$ 3,758,377
Cash and cash equivalents, Exchange rate | $ / shares	[1],[2]		$ 42.26				$ 42.26
Trade and other payables	[1]		$ 284,360				$ 256,873
Trade and other payables, Exchange rate | $ / shares	[1],[2]		$ 42.46				$ 42.46
Borrowings	[1]		$ 23,016,872				$ 24,342,962
Borrowings, Exchange rate | $ / shares	[1],[2]		$ 42.46				$ 42.46
Derivative financial instruments	[1]		$ 26,956				$ 411
Derivative financial instruments, Exchange rate | $ / shares	[1],[2]		$ 42.46				$ 42.46
Provisions	[1]		$ 212				$ 224
Provisions, Exchange rate | $ / shares	[1],[2]		$ 42.46				$ 42.46
USD [Member] | Amount [member]
Statement Line Items [Line Items]
Trade and other receivables	[1],[3]		$ 13,709				$ 13,709
Trade and other receivables with related parties	[1],[3]		2,374				2,374
Investments in financial assets	[1],[3]		65,893				65,893
Investment in financial assets with related parties	[1],[3]		64,787				64,787
Cash and cash equivalents	[1],[3]		70,579				70,579
Trade and other payables	[1],[3]		6,697				6,697
Borrowings	[1],[3]		542,084				542,084
Derivative financial instruments	[1],[3]		635				635
Provisions	[1],[3]		$ 5				$ 5
Pound [Member]
Statement Line Items [Line Items]
Cash and cash equivalents | £	[1]			£ 81				£ 89
Cash and cash equivalents, Exchange rate | £ / shares	[1],[2]			£ 53.64				£ 53.64
Pound [Member] | Amount [member]
Statement Line Items [Line Items]
Cash and cash equivalents | £	[1],[3]			£ 2				£ 2
Euros [Member]
Statement Line Items [Line Items]
Trade and other receivables | €	[1]				€ 3,447				€ 7,432
Trade and other receivables, Exchange rate | € / shares	[1],[2]				€ 47.99				€ 47.99
Cash and cash equivalents | €	[1]				€ 55				€ 59
Cash and cash equivalents, Exchange rate | € / shares	[1],[2]				€ 47.99				€ 47.99
Trade and other payables | €	[1]								€ 2,164
Trade and other payables, Exchange rate | € / shares	[1],[2]				€ 48.71				€ 48.71
Euros [Member] | Amount [member]
Statement Line Items [Line Items]
Trade and other receivables | €	[1],[3]				€ 72				€ 72
Cash and cash equivalents | €	[1],[3]				1				1
Trade and other payables | €	[1],[3]

[1]	Considering foreign currencies those that differ from each one of the Group's companies' functional currency at each year-end.
[2]	Exchange rate of the Argentine Peso as of June 30, 2019 and 2018 as reported by the Argentine Central Bank.
[3]	Expressed in thousands.